SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 16,113,487	$ 10,697,252	$ 8,013,387
Accumulated amortization	(4,218,264)	(3,618,352)	(2,030,953)
Net carrying amount	$ 11,895,223	$ 7,078,900	$ 5,982,434
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	5 years 1 month 6 days	3 years 6 months	2 years 7 months 6 days
Gross carrying amount	$ 2,117,475	$ 1,777,475	$ 1,087,760
Accumulated amortization	(701,666)	(609,822)	(307,163)
Net carrying amount	$ 1,415,809	$ 1,167,653	$ 780,597
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	4 years 4 months 24 days	4 years 8 months 12 days
Gross carrying amount	$ 881,586	$ 595,351
Accumulated amortization	(67,682)	(28,443)
Net carrying amount	$ 813,904	$ 566,908
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 years 8 months 12 days	7 years 8 months 12 days	7 years 7 months 6 days
Gross carrying amount	$ 8,787,290	$ 4,237,290	$ 3,686,290
Accumulated amortization	(1,239,562)	(1,048,726)	(623,649)
Net carrying amount	$ 7,547,728	$ 3,188,564	$ 3,062,641
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	3 months 18 days	7 months 6 days	1 year 7 months 6 days
Gross carrying amount	$ 562,327	$ 562,327	$ 562,327
Accumulated amortization	(499,846)	(452,985)	(265,543)
Net carrying amount	$ 62,481	$ 109,342	$ 296,784
Video Production Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 months 18 days	1 year
Gross carrying amount	$ 50,000	$ 20,000
Accumulated amortization	(9,863)
Net carrying amount	$ 40,137	$ 20,000
Non-competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	2 years 7 months 6 days	2 years 10 months 24 days	2 years 7 months 6 days
Gross carrying amount	$ 3,504,809	$ 3,504,809	$ 2,677,010
Accumulated amortization	(1,653,617)	(1,478,376)	(834,598)
Net carrying amount	$ 1,851,192	$ 2,026,433	$ 1,842,412
Contracts Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 months 18 days
Gross carrying amount	$ 210,000
Accumulated amortization	(46,028)
Net carrying amount	$ 163,972